Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
OPERATING AND ADMINISTRATIVE EXPENSES
Research and development	$ 539,770	$ 31,153	$ 657,737	$ 291,828
General and administrative	552,246	158,469	1,356,990	1,057,073
TOTAL OPERATING AND ADMINISTRATIVE EXPENSES	1,092,016	189,622	2,014,727	1,348,901
LOSS FROM OPERATIONS	(1,092,016)	(189,622)	(2,014,727)	(1,348,901)
OTHER (EXPENSE) INCOME
Interest income	17	1,108	494	2,314
Interest expense	(58,827)		(152,757)
Realized gain on marketable securities				4,435
Change in fair value of derivative liability	104,718	65,207	141,907	341,107
TOTAL OTHER INCOME (EXPENSES)	45,908	66,315	(10,356)	347,856
LOSS BEFORE TAX	(1,046,108)	(123,307)	(2,025,083)	(1,001,045)
INCOME TAX EXPENSE
NET LOSS	(1,046,108)	(123,307)	(2,025,083)	(1,001,045)
Other Comprehensive Loss - net of tax
Foreign exchange translation income (loss)	736	(20)	(599)	(7,398)
TOTAL COMPREHENSIVE LOSS	$ (1,045,372)	$ (123,327)	$ (2,025,682)	$ (1,008,443)
Net loss per common share - Basic and Diluted	$ (0.10)	$ (0.01)	$ (0.20)	$ (0.10)
Weighted average common shares - Basic and Diluted	10,275,758	10,261,419	10,274,005	10,261,419